PFPC Inc.
3200 Horizon Drive
King of Prussia, PA 19406-0903

February 28, 2001

U.S. SECURITIES AND EXCHANGE COMMISSION
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:	Kelmoore Strategy(R) Variable Trust (the "Registrant")
	File No.  333-88877
	File No.  811-9625

To the Staff of the Commission:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing on behalf of the Registrant are EDGAR transmissions of Supplements each dated February 28, 2002 to the Prospectus and Statement of Additional
Information of the Registrant dated May 1, 2001 (the
"Supplements").

The Supplements inform investors that the Kelmoore
Strategy(R) Variable Fund and the Kelmoore Strategy(R)
Variable Eagle Fund now have the ability to acquire put options.

Should you have any questions, comments or require further information, I can be reached directly at 610-239-4519.

Thank you for your courtesy and cooperation.

Sincerely,

/s/ Christine Mason
Christine Mason
Regulatory Administrator



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                  KELMOORE STRATEGY(R) VARIABLE TRUST

                  Kelmoore Strategy(R) Variable Fund
               Kelmoore Strategy(R) Variable Eagle Fund

Supplement dated February 28, 2002 to the Prospectus dated May 1, 2001

	This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

ACQUIRING PUT OPTIONS

The following is added as the fourth paragraph under "What is the Kelmoore Strategy(R) Variable Fund's Main Strategy" on page 4 of the prospectus and as the fifth paragraph under "What is the Kelmoore Strategy(R) Variable Eagle Fund's Main Strategy" on page 7 of the prospectus:

"The Fund seeks to protect or "hedge" the Fund's portfolio against a decline in the value of the stocks the Fund owns by acquiring put options. A put option gives the Fund the right to sell or "put" a fixed number of shares of stock at a fixed price within a given time frame in exchange for a premium paid. The value of a put option generally increases as stock prices decrease. The combination of the Fund's stock portfolio, the steady cash flow from the sale of covered call options and the downside protection of the put options is designed to provide the Fund with fairly consistent returns over a range of equity market environments. The Adviser currently intends to use up to 50% of the premiums generated from covered call option writing to acquire put options, but may devote more or less in put options in its sole discretion."

The following risk is added to "Other risks" on pages 6 and 8 of the prospectus:

* "loss of premium related to the purchase of a put option if the option expires"

The following is added as the fifth paragraph under "Main
Strategy" on page 9 of the prospectus:

"Purchasing Put Options

The Funds acquire put options in seeking to hedge against a significant market decline in a short period of time. A put option gives a Fund the right to sell or "put" a fixed number of shares of stock at a fixed price within a given time frame in exchange for a premium paid. The value of a put option generally increases as stock prices decrease."

The following is added as the fourth paragraph under "Main Risks" on page 10 of the prospectus:

"When the Funds purchase put options, they risk the loss of the cash paid for the options if the options expire unexercised. Under certain circumstances, the Funds may not own any put options, resulting in increased risk during a market decline."




               INVESTORS SHOULD RETAIN THIS SUPPLEMENT
              WITH THE PROSPECTUS FOR FUTURE REFERENCE.



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                  KELMOORE STRATEGY(R) VARIABLE TRUST

                  Kelmoore Strategy(R) Variable Fund
               Kelmoore Strategy(R) Variable Eagle Fund


               Supplement dated February 28, 2002 to the
                  Statement of Additional Information
                          dated May 1, 2001


	This Supplement is provided to update, and should be read in conjunction with, the information provided in the Statement of Additional Information ("SAI").

ACQUIRING PUT OPTIONS

The following is added as the eighth paragraph under "Investment
Strategies and Related Risks" on page 3 of the SAI:

"To seek to hedge or protect the Funds' portfolios against a decline in the value of the stocks the Funds own, the Funds may acquire put options. A put option gives a Fund the right to sell or "put" a fixed number of shares of stock at a fixed price within a given time frame in exchange for a premium paid. The value of a put option generally increases as stock prices decrease. A Fund will experience a loss related to the premium paid for a put option if the option expires unexercised."





             INVESTORS SHOULD RETAIN THIS SUPPLEMENT
           WITH THE STATEMENT OF ADDITIONAL INFORMATION
                     FOR FUTURE REFERENCE.